Interest expense (Tables)	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Schedule of interest expense

	Year ended	Year ended	Year ended
(in thousands of $ )	December 31, 2024	December 31, 2023	December 31, 2022
Interest expense, gross	(48,592)	(21,406)	(1,787)
Capitalized interest on newbuildings	1,956	7,805	1,787
Interest expense, net of amounts capitalized	(46,636)	(13,601)	—